Derivatives and Hedging Activities (Fair Value of Derivative Instruments in Consolidated Balance Sheets) (Detail) - Foreign Exchange Contract - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 19	¥ 373
Derivative assets not designated as Hedging Instrument	567	1,112
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	1,913	534
Derivatives liabilities not designated as hedging instruments	¥ 7,479	¥ 90